Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Reclassification adjustments:
Less: amortization of net actuarial loss, before tax	$ 0.8	$ 0.1	[1]
Less: amortization of prior service cost, before tax	1.0	1.0	[1]
Total income recognized in Accumulated other comprehensive loss related to defined benefit pension plan and VEBAs, before tax	1.8	1.1
Unrealized gain on available for sale securities, before tax	0.3	0
Foreign currency translation adjustment, before tax	(0.3)	(0.3)
Other comprehensive income, before tax	1.8	0.8
Reclassification adjustments, Income tax expense:
Less: amortization of net actuarial loss, Income tax expense	(0.3)	0
Less: amortization of prior service cost, Income tax expense	(0.4)	(0.4)	[1]
Total income recognized in Accumulated other comprehensive loss related to defined benefit pension plan and VEBAs, Income tax expense	(0.7)	(0.4)
Unrealized gain on available for sale securities, Income tax expense	0
Foreign currency translation adjustment, Income tax expense	0	0
Other comprehensive income, Income tax expense	(0.7)	(0.4)
Reclassification Adjustments, Net of Tax:
Less: amortization of net actuarial loss, net of tax	0.5	0.1
Less: amortization of prior service cost, net of tax	0.6	0.6
Total loss recognized in Accumulated other comprehensive loss related to defined benefit pension plan and VEBAs, net of tax	1.1	0.7
Unrealized gain on available for sale securities, net of tax	0.3
Foreign currency translation adjustment, net of tax	(0.3)	(0.3)
Other comprehensive income, net of tax	1.1	0.4	[1]
Accumulated Other Comprehensive Income (Loss)
Reclassification Adjustments, Net of Tax:
Other comprehensive income, net of tax	$ 1.1	$ 0.4

[1]	Total comprehensive income and components of other comprehensive income (loss) were previously included in the Statement of Stockholders' Equity for interim reporting periods prior to 2012. The Company adopted ASU 2011-05 beginning with the annual period ended December 31, 2011 and presented the Statement of Comprehensive Income as its own separate statement. As such, the Previously Reported amounts in the tables above reflect the changes in the presentation.